Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2019
Document Effective Date	Jun. 26, 2019
Prospectus Date	Jun. 26, 2019